Right of Use Assets and Property, Plant and Equipment - Schedule of Changes in Right of Use Assets and Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Changes in Right of Use Assets and Property, Plant and Equipment [Line Items]
Beginning balance		R$ 117,366	R$ 78,770
Additions		67,683	60,809
Depreciation for the year		(38,800)	(22,213)
Ending balance		146,246	117,366
Reclassifications
Computers and Equipment [Member]
Schedule of Changes in Right of Use Assets and Property, Plant and Equipment [Line Items]
Beginning balance		7,674	13,414
Additions		25,179	53,689
Depreciation for the year		(10,729)	(7,315)
Ending balance		22,124	7,674
Reclassifications			(52,114)
Improvements on Leasehold Properties [Member]
Schedule of Changes in Right of Use Assets and Property, Plant and Equipment [Line Items]
Beginning balance		13,241	12,075
Additions		14,624	3,553
Depreciation for the year		(4,288)	(2,387)
Ending balance		23,577	13,241
Reclassifications
Furniture and Fittings [Member]
Schedule of Changes in Right of Use Assets and Property, Plant and Equipment [Line Items]
Beginning balance		2,808	2,777
Additions		10,974	488
Depreciation for the year		(2,968)	(457)
Ending balance		10,814	2,808
Reclassifications
Machinery and Equipment [Member]
Schedule of Changes in Right of Use Assets and Property, Plant and Equipment [Line Items]
Beginning balance		50,557	1,785
Additions		15,171	6
Depreciation for the year		(11,672)	(3,348)
Ending balance		54,053	50,557
Reclassifications			52,114
Facilities [Member]
Schedule of Changes in Right of Use Assets and Property, Plant and Equipment [Line Items]
Beginning balance		54	65
Additions		179
Depreciation for the year		(17)	(11)
Ending balance		216	54
Reclassifications
Right of Use - Leases [Member]
Schedule of Changes in Right of Use Assets and Property, Plant and Equipment [Line Items]
Beginning balance	[1]	43,032	48,654
Additions	[1]	1,556	3,073
Depreciation for the year	[1]	(9,126)	(8,695)
Ending balance	[1]	R$ 35,462	43,032
Reclassifications	[1]

[1]	The Group’s lease agreements are detailed in Note 18.